Document and Entity Information	Jan. 28, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	AIR PRODUCTS & CHEMICALS INC /DE/
Amendment Flag	false
Entity Central Index Key	0000002969
Document Type	8-K
Document Period End Date	Jan. 28, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-04534
Entity Tax Identification Number	23-1274455
Entity Address, Address Line One	7201 Hamilton Boulevard
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18195-1501
City Area Code	(610)
Local Phone Number	481-4911
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	APD
Security Exchange Name	NYSE
Euro Notes Due 2021 Point Three Seven Five Percent [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Euro Notes due 2021
Trading Symbol	APD21B
Security Exchange Name	NYSE
M 1.000 Euro Notes Due 20253 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Euro Notes due 2025
Trading Symbol	APD25
Security Exchange Name	NYSE
M 0.500 Euro Notes Due 20281 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Euro Notes due 2028
Trading Symbol	APD28
Security Exchange Name	NYSE
M 0.800 Euro Notes Due 20322 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.800% Euro Notes due 2032
Trading Symbol	APD32
Security Exchange Name	NYSE